Leases - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating cash flows from operating leases			$ 15,545	$ 9,414	$ 6,335
Operating cash flows from finance leases			33	40	19
Financing cash flows from finance leases			1,149	847	177
Operating lease assets obtained in exchange for operating lease liabilities	$ 6,070	$ 14,839	21,617	9,350	1,517
Finance lease assets obtained in exchange for finance lease liabilities			$ 130	$ 196	$ 132